Equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Cash flow hedge effects, net of deferred taxes	$ (4,076)	$ 22,750	$ 12,417
Currency translation on foreign entities	(196,018)	(862,977)	135,497
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	15,296	11,582	7,998
Own credit adjustment effects	498	478	518
Total	$ (184,300)	$ (828,167)	$ 156,430